Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001974044
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41838
Entity Registrant Name	MoneyHero Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	70 Shenton Way
Entity Address, Address Line Two	#18-15, EON Shenton
Entity Address, Postal Zip Code	S079118
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	This Amendment No. 1 to Form 20-F (this “Amendment”) amends the annual report on Form 20-F of MoneyHero Limited for the year ended December 31, 2025, which was filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 30, 2026 (the “Original Report”). This Amendment is being filed solely to correct certain typographical errors introduced during the document preparation and filing process in the Edgarized version of the Report of Former Independent Registered Public Accounting Firm financial statement audit opinion of Ernst & Young included on page F-3 of the Original Report, one of which was also reflected in the Edgarized consent of Ernst & Young attached to the Original Report as Exhibit 15.2.Pursuant to Rule 12b-15 promulgated under the Securities Exchange Act, as amended (the “Exchange Act”), we have included the entire text of Items 8 and 18 of the Original Report in this Amendment. However, there have been no changes made to the text of such items other than the changes stated in the immediately preceding paragraph. As required by Rule 12b-15 under the Exchange Act, currently dated certifications by our principal executive officer and principal financial officer are being filed as Exhibit 12 and furnished as Exhibit 13 to this Amendment. Currently dated consents of our independent registered public accounting firm and former independent registered public accounting firm are also being filed as Exhibits 15.1 and 15.2 hereto. As a result, Item 19 of the Original Report has also been modified.This Amendment does not reflect events occurring after the filing of the Original Report and does not modify or update the disclosure therein in any way except as described above or herein. No other changes have been made to the Original Report. The filing of this Amendment should not be understood to mean that any statements contained in the Original Report, as amended by this Amendment, are true or complete as of any date subsequent to the original filing date of the Original Report. Unless otherwise stated herein, all disclosures referenced as being made “as of the date of this Annual Report” or similar language are speaking as of the date of the Original Report. This Amendment should be read in conjunction with the Original Report and any subsequent filings by the Company.
Auditor Firm ID	1104
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of MoneyHero Limited and its subsidiaries (the “Company”) as of December 31, 2025, the related consolidated statements of loss and other comprehensive income/(loss), changes in equity and cash flows for the year ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

Auditor Name	Deloitte Touche Tohmatsu
Auditor Location	Hong Kong, The People’s Republic of China
Amendment Flag	true
Document Fiscal Period Focus	FY
Class A ordinary shares, par value $0.0001 per share
Document Information Line Items
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	MNY
Security Exchange Name	NASDAQ
Warrants
Document Information Line Items
Title of 12(b) Security	Warrants
Trading Symbol	MNYWW
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	30,572,252
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	13,254,838
Business Contact
Document Information Line Items
Entity Address, Address Line One	70 Shenton Way
Entity Address, Address Line Two	#18-15, EON Shenton
Entity Address, Postal Zip Code	S079118
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Contact Personnel Name	Danny Leung
City Area Code	+65
Local Phone Number	6322 4392
Contact Personnel Email Address	IR@MoneyHeroGroup.com